LONG-TERM DEBT - Shaw Term Loan Facility (Details)	1 Months Ended
Apr. 30, 2021 CAD ($) tranche
Shaw Term Loan Facility
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	$ 6,000,000,000
Shaw Term Loan Facility | Minimum | Bank Prime Rate or Base Rate
Disclosure of detailed information about borrowings [line items]
Spread on variable rate (as a percent)	0.00%
Shaw Term Loan Facility | Minimum | Bankers' Acceptance Rate or London Inter-Bank Offered Rate
Disclosure of detailed information about borrowings [line items]
Spread on variable rate (as a percent)	0.65%
Shaw Term Loan Facility | Maximum | Bank Prime Rate or Base Rate
Disclosure of detailed information about borrowings [line items]
Spread on variable rate (as a percent)	1.25%
Shaw Term Loan Facility | Maximum | Bankers' Acceptance Rate or London Inter-Bank Offered Rate
Disclosure of detailed information about borrowings [line items]
Spread on variable rate (as a percent)	2.25%
Shaw Term Loan Facility, Tranches
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	$ 2,000,000,000
Number of tranches | tranche	3
Shaw Term Loan Facility, Tranche One
Disclosure of detailed information about borrowings [line items]
Maturity (in years)	3 years
Shaw Term Loan Facility, Tranche Two
Disclosure of detailed information about borrowings [line items]
Maturity (in years)	4 years
Shaw Term Loan Facility, Tranche Three
Disclosure of detailed information about borrowings [line items]
Maturity (in years)	5 years